UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-23017

BlueArc Multi-Strategy Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2
Omaha, NE 68130
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
80 Arkay Drive,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (402) 493-4603

Date of fiscal year end: 4/30/17

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

BlueArc Multi-Strategy Fund
Schedule of Portfolio Investments (Unaudited)
January 31, 2017

Investment Fund	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
MULTI-STRATEGY (c) - 95.3%
Atlas Enhanced Fund, L.P.	$ 3,840,000	$ 3,859,351	8.2%	$ 19,351	7/1/2015	Monthly	3/31/2017	$ 3,859,350
Graham Absolute Return Trading Ltd.	5,015,367	5,438,802	11.6%	423,435	2/1/2014	Quarterly	3/31/2017	5,438,802
Millennium USA, L.P.	6,847,538	9,888,590	21.1%	3,041,052	1/1/2015	Quarterly	6/30/2017	2,472,148
Moore Macro Managers Fund, L.P.	2,000,000	2,084,010	4.4%	84,010	4/1/2016	Quarterly	6/30/2017	2,084,010
Paloma Partners L.L.C.	5,000,000	5,128,265	10.9%	128,265	5/1/2016	Quarterly	6/30/2017	5,155,461
Renaissance Institutional Diversified Global Equities Onshore Fund, L.P.	2,000,000	1,980,327	4.2%	(19,673)	9/1/2016	Monthly	3/31/2017	1,980,327
Renaissance Institutional Equities Fund LLC	6,000,000	6,351,525	13.5%	351,525	6/1/2016	Monthly	3/31/2017	6,351,525
Tudor BVI Global Fund L.P.	4,000,000	4,087,162	8.7%	87,162	4/1/2016	Quarterly	6/30/2017	4,087,162
Winton Diversified Futures Fund (US) L.P.	1,400,000	1,400,000	3.0%	-	2/1/2017	Monthly	3/31/2017	1,400,000
York Credit Opportunities Fund, L.P.	5,940,355	4,569,030	9.7%	(1,371,325)	10/1/2011	Annually	5/31/2017	317,593
TOTAL MULTI-STRATEGY	$ 42,043,260	$ 44,787,062	95.3%	$ 2,743,802

OPEN-END FUND - 2.7%					Shares
AQR Equity Market Neutral Fund - Class I	1,250,000	1,256,334	2.7%	$ 6,334	105,574
TOTAL OPEN-END FUND	1,250,000	1,256,334	2.7%	6,334	105,574

SHORT-TERM INVESTMENTS -30.1%
Invesco Government Money Market Fund - Investor Class, 0.20% (d)
	$ 14,156,031	$ 14,156,031	30.1%
TOTAL SHORT-TERM INVESTMENTS	$ 14,156,031	$ 14,156,031	30.1%

TOTAL INVESTMENTS - 128.1% (Cost - $57,449,291) (e)		$ 60,199,427
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1) %		(13,191,154)
NET ASSETS - 100.0%		$ 47,008,273

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds are available to be redeemed with certain restrictions, as of the measurement date.
(c)	Non-income producing security.
(d)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,673,668 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:		$ 5,897,084
				Unrealized Depreciation:		(1,371,325)
				Net Unrealized Appreciation:		$ 4,525,759
Complete information about the Investment Funds' underlying investments is not readily available.

BLUEARC MULTI-STRATEGY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)(Continued)

January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the Schedule of Portfolio Investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Fair Value Measurements and Disclosures: Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Fund at NAV as of the measurement date, or within 90 days from the measurement date.

•	Level 3 – significant unobservable inputs for the financial instrument (including the Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Fund does not have the ability to redeem at NAV as of the measurement date due to lock up and/or redemption notice period greater than 90 days from the measurement date.

GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date (within 90 days) and the existence or absence of certain restrictions at the measurement date.

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where an Investment Fund’s underlying investments become illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors.

Lock-up periods require an investor to wait a specified length of time after the initial issuance of Shares before redemption can be granted. It is common for Investment Funds to include lock-up periods in the private placement memorandum to reduce liquidity risk and allow subscriptions proceeds to be invested over an appropriate time horizon.

The NAV of the Fund is determined by, or at the direction of, the Co-Advisers as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Trustees. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Fund’s investments in Investment Funds are carried at fair value, which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Co-Advisers to consider all relevant information available at the time the Fund values its portfolio. The Co-Advisers have assessed factors including, but not limited to, the individual Investment Funds' compliance with fair value measurements and related accounting, price transparency and valuation procedures in place, and subscription and redemption activity. The Co-Advisers and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown whether the Investment Funds held any investments whereby the Fund’s proportionate share of such investments exceeded 5% of the Fund’s net assets on an aggregate basis at January 31, 2017.

The following table summarizes the valuation of the Fund’s investments, by investment strategy and by the above fair value hierarchy levels, as of January 31, 2017:

Investments	Total Value	Level 1	Level 2	Level 3
Open-End Fund	$ 1,256,334	$ 1,256,334	$ -	$ -
Short-Term Investments	14,156,031	14,156,031	-	-
Sub-Total	$ 15,412,365	$ 15,412,365	$ -	$ -
Multi-Strategy Investment Funds	44,787,062
Total	$ 60,199,427

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BlueArc Multi-Strategy Fund

By (Signature and Title)	____*/s/ Ron Zazworsky, Jr.______________
Ron Zazworsky, Jr., Principal Executive Officer

Date: _________3/29/2017____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	________*/s/ ___ Ron Zazworsky, Jr.___________
Ron Zazworsky, Jr. , Principal Executive Officer

Date: _________3/29/2017____

By (Signature and Title)	____________*/s/ _Steven Skancke______________
Steven Skancke, Principal Financial and Accounting Officer

Date: _________3/29/2017____